ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	6 Months Ended	8 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Notes to Financial Statements [Abstract]
Value	$ 118,363
Issuance of instruments	323,024	78,281
Change in value	136,870	40,082
Net settlements
Value	$ 578,257	$ 118,363